Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure Text Block Supplement [Abstract]
Schedule of changes in the carrying amount of goodwill
Changes in the carrying amount of the Company’s goodwill during the three months ended March 31, 2025 were as follows:

U.S. $ in thousands
Goodwill as of January 1, 2025	$99,082
Currency translation adjustments	381
Goodwill as of March 31, 2025	$99,463

Schedule of other intangible assets
Other intangible assets consisted of the following:

	March 31, 2025			December 31, 2024
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	U.S. $ in thousands
Developed technology	$403,213	$(322,846)	$80,367	$402,976	$(318,312)	$84,664
Patents	22,452	(12,152)	10,300	21,902	(11,726)	10,176
Trademarks and trade names	22,201	(18,218)	3,983	22,149	(17,957)	4,192
Customer relationships	102,721	(95,752)	6,969	102,560	(95,339)	7,221
Capitalized software development costs	3,117	(3,117)	—	3,117	(3,117)	—
	$553,704	$(452,085)	$101,619	$552,704	$(446,451)	$106,253

Schedule of estimated amortization expense relating to intangible assets
As of March 31, 2025, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated amortization expenses
U.S. $ in thousands
Remaining 9 months of 2025	$16,127
2026	21,451
2027	20,531
2028	16,432
2029	10,910
2030 and thereafter	16,168
Total	$101,619